Current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of current financial debt and derivative instruments [abstract]
Interest bearning accounts of associates payable on demand	$ 2,085	$ 1,836
Bank and other financial debt	976	719
Commercial Papers	4,258	2,289
Current portion of non-current financial debt	2,272	2,002
Fair value of derivative financial instruments	194	185
Total current financial debt and derivative financial instruments	$ 9,785	$ 7,031
Weighted average interest rate, associates	0.40%	0.50%
Weighted average interest rate on Bank and other financial debt	5.00%	12.90%